Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2040 Fund - Fidelity Freedom Blend 2040 Fund - Premier Class	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306